Risks and Uncertainties	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

15. RISKS AND UNCERTAINTIES

Contingencies

Three putative class action lawsuits were filed on December 8, 2023, December 19, 2023 and January 17, 2024 by certain shareholders against the Company, our former Chief Executive Officer, Qiong Jin, our then Chief Financial Officer, Jinguang Gong and our independent directors in the Supreme Court of the State of New York (Case No. 161978/2023) and United States District Court for the Central District of California (Case No. 2:23-cv-10619-HDV-SK and Case No. 2:24-cv-00423-SVW-AJR). Two complaints filed in United States District Court for the Central District of California on behalf of persons or entities who purchased or otherwise acquired publicly traded securities of the Company during the class period assert claims that plaintiffs were economically damaged, and generally allege that the referenced defendants violated sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder, by making allegedly false and misleading statements regarding, among other matters, the Company’s business operations, management, financial condition and prospects. One complaint filed in the Supreme Court of the State of New York on behalf of persons or entities who purchased or otherwise acquired publicly traded securities of the Company during the class period asserts claims that the plaintiffs were economically damaged, and generally alleges that the defendants violated sections 11 and 15 of the Securities Exchange Act of 1933, as amended, by making allegedly inaccurate, untrue and misleading statements regarding, among other matters, the Company’s business operations, management, financial condition and prospects.

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

PRC Regulations

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including, but not limited to, the laws and regulations governing our business and the enforcement and performance of our arrangements with customers in certain circumstances. We are considered foreign persons or foreign funded enterprises under PRC laws and, as a result, we are required to comply with PRC laws and regulations related to foreign persons and foreign funded enterprises. These laws and regulations are sometimes vague and may be subject to future changes, and their official interpretation and enforcement may involve substantial uncertainty. The effectiveness of newly enacted laws, regulations or amendments may be delayed, resulting in detrimental reliance. New laws and regulations that affect existing and proposed future businesses may also be applied retroactively. We cannot predict what effect the interpretation of existing or new PRC laws or regulations may have on our business.